Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interests [Abstract]
Net income (loss) attributable to TDS shareholders	$ 43	$ 219	$ (136)
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(16)	(15)	(12)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	1	1	1
Change in TDS' Capital in excess of par value from common control transaction			7
Purchase of ownership in subsidiaries from noncontrolling interests			(1)
Net transfers (to) from noncontrolling interests	(15)	(14)	(5)
Change from net income (loss) attributable to TDS shareholders and transfers (to) from noncontrolling interests	$ 28	$ 205	$ (141)
Redeemable noncontrolling interest
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2113
Settlement value of mandatorily redeemable noncontrolling interests	$ 13
Carrying value of mandatorily redeemable noncontrolling interests	$ 5